Income Taxes - Summary of Tax-Related Interest Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Tax-related interest income	$ 24	$ 100	$ 500